OTHER FINANCIAL DATA - ASSET RETIREMENT OBLIGATIONS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligations [Line Items]
Asset Retirement Obligation, Balance as of January 1	[1]	$ 2,190	$ 2,152
Asset Retirement Obligation, Accretion Expense		92	97
Asset Retirement Obligation, Liabilities Incurred		1	4
Asset Retirement Obligation, Reclassification	[2]	0	(6)
Asset Retirement Obligation, Liabilities Settled	[3]	(80)	(29)
Asset Retirement Obligation, Net Revisions, Other	[4]	52	(28)
Asset Retirement Obligation, Balance as of December 31	[1]	2,255	2,190
San Diego Gas and Electric Company [Member]
Asset Retirement Obligations [Line Items]
Asset Retirement Obligation, Balance as of January 1	[1]	873	913
Asset Retirement Obligation, Accretion Expense		40	43
Asset Retirement Obligation, Liabilities Incurred		0	0
Asset Retirement Obligation, Reclassification	[2]	0	0
Asset Retirement Obligation, Liabilities Settled	[3]	(79)	(29)
Asset Retirement Obligation, Net Revisions, Other	[4]	(6)	(54)
Asset Retirement Obligation, Balance as of December 31	[1]	828	873
Southern California Gas Company [Member]
Asset Retirement Obligations [Line Items]
Asset Retirement Obligation, Balance as of January 1	[1]	1,276	1,199
Asset Retirement Obligation, Accretion Expense		49	52
Asset Retirement Obligation, Liabilities Incurred		0	0
Asset Retirement Obligation, Reclassification	[2]	0	0
Asset Retirement Obligation, Liabilities Settled		0	0
Asset Retirement Obligation, Net Revisions, Other	[4]	58	25
Asset Retirement Obligation, Balance as of December 31	[1]	$ 1,383	$ 1,276

[1]	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.
[2]	Reclassification to liability held for sale - asset retirement obligation which is included in Other Current Liabilities on the Consolidated Balance Sheet at December 31, 2014.
[3]	The increased payments at SDG&E are for the decommissioning of San Onofre Nuclear Generating Station Units 2 and 3, which we discuss in Note 13.
[4]	The increases at SoCalGas in 2015 and 2014 are related to revisions in estimated cash flows. The decrease in 2014 at SDG&E is due to revised estimates in an updated decommissioning cost study for the San Onofre Nuclear Generating Station, which we discuss in Note 13.